Equity Method Investment Schedule of Equity Method Investment, Summarized Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investment [Abstract]
Revenue	$ 27.0	$ 0.0
Gross profit	7.6	0.0
Loss before income taxes	1.9	2.8
Net loss	1.9	2.8
Total current assets	47.0	34.6
Total noncurrent assets	830.4	782.9
Total current liabilities	212.6	201.2
Total noncurrent liabilities	264.0	249.1
Total equity	$ 400.8	$ 367.2